Document and Entity Information	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	Knight-Swift Transportation Holdings Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35007
Entity Tax Identification Number	20-5589597
Entity Address, Address Line One	2002 West Wahalla Lane
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85027
City Area Code	602
Local Phone Number	269-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.01 Par Value
Trading Symbol	KNX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001492691
Amendment Flag	false